Borrowings (Details Narrative) ₪ in Millions, $ in Millions	Jun. 30, 2018 ARS ($)	Nov. 28, 2017 ILS (₪)	Nov. 28, 2017 ARS ($)	Sep. 28, 2017 ILS (₪)	Sep. 28, 2017 ARS ($)	Jun. 30, 2017 ARS ($)
Disclosure of detailed information about borrowings [line items]
Total Borrowings from collateralized liabilities	$ 32,292					$ 11,206
SERIES F [Member]
Disclosure of detailed information about borrowings [line items]
Loss on swap of debt					$ 2,228
SERIES F [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Loss on swap of debt | ₪				₪ 461
SERIES L [Member]
Disclosure of detailed information about borrowings [line items]
Redemption of non convertible note			$ 2,120
SERIES L [Member] | ILS
Disclosure of detailed information about borrowings [line items]
Redemption of non convertible note | ₪		₪ 424